SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Schedule of Transactions Between Related Parties
The Company provides software and consultancy services to certain related parties. Outstanding receivable balances as of December 31, 2024 and 2023 are as follows:

	As of December 31,
Trade receivables	2024	2023
Enigma.art LLC	—	266
TOTAL	—	266

	As of December 31,
Trade payables	2024	2023
Falcon Uru LLC	(169)	(177)
TOTAL	(169)	(177)

During the year ended December 31, 2024, 2023 and 2022, the Company recognized the following transactions:

	For the year ended December 31,
	2024	2023	2022
Revenue
Enigma.art LLC	16	429	915
Studio Eter LLC	—	—	190
TOTAL	16	429	1,105

	For the year ended December 31,
	2024	2023		2022
Costs of revenues and Selling, general and administrative expenses
Falcon Uru LLC	(783)	(994)		(780)
Enigma.art LLC	—	—		(75)
TOTAL	(783)	(994)	—	(855)
The remuneration of members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2024	2023	2022
Salaries and bonuses	7,801	6,972	6,768
TOTAL	7,801	6,972	6,768